Deferred Compensation Plans (Narrative) (Details) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
SAR Plan A [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Weighted-average amounts on the grant date fair value of options granted	¥ 48	¥ 127	¥ 173
Aggregate intrinsic values, outstanding	¥ 182
Aggregate intrinsic values, exercisable
Total unrecognized compensation cost, based on the fair value	213
Stock option plans exercisable after grant date	2
Stock option plans expire after grant date	7
Weighted average period for recognizing unrecognized compensation cost (in years)	1.3
SAR Plan B [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total intrinsic values, exercised	3,284	3,934	4,462
Aggregate intrinsic values, outstanding	41,747
Aggregate intrinsic values, exercisable	1,540
Total unrecognized compensation cost, based on the fair value	14,119
Total fair value of shares vested	3,868	4,909	5,593
Exercise price per unit	¥ 1
Weighted average period for recognizing unrecognized compensation cost (in years)	1.7
Total number of SARs to be issued	555,893
Shares on acquisition	55,589,300
SAR Plan A and SAR Plan B [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred compensation Expense	26,869	18,638	9,737
Tax benefits recognized in earnings for stock-based compensation expense	1,092	546	291
Cash received from exercise of the stock-based compensation plans	9
Tax benefit realized from exercise of Deferres compensation	452
NSUs and CSUs [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation cost, based on the fair value	8,499
Deferred compensation Expense	13,708	27,257
Weighted average period for recognizing unrecognized compensation cost (in years)	2
Exercise price per share	¥ 1
Deferred Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3
NIUs [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation cost, based on the fair value	3,040
Deferred compensation Expense	8,819
Deferred Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3
NSUs and CSUs and CIUs[Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Equit Linked Award Plans, Vest, Exercisable, Contractual Term in subsequent periods	5
Deferred compensation arrangement grants in subsequent period	¥ 45,000
Maximum [Member] | SAR Plan A [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock option plans expire after grant date	7
Maximum [Member] | SAR Plan B [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock option plans exercisable after grant date	3
Stock option plans expire after grant date	8
Stock Options and Stock Unit Plans Vest, Exercisable, Contractual Term in subsequent periods	1
Stock Options and Stock Unit Plans, Expire, Contractual Term in subsequent periods	6
Minimum [Member] | SAR Plan A [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock option plans exercisable after grant date	2
Minimum [Member] | SAR Plan B [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock option plans exercisable after grant date	1
Stock option plans expire after grant date	7
Stock Options and Stock Unit Plans Vest, Exercisable, Contractual Term in subsequent periods	5
Stock Options and Stock Unit Plans, Expire, Contractual Term in subsequent periods	10